Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Carrying amount of liability related to cash-settled share-based awards | $	$ 38	$ 54
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years) | yr	2.4